Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000206710 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206710 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206710 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000206710 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206710 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206710 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206710 [Member] | Post Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206710 [Member] | TriMas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206710 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206710 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206710 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206710 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000206710 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000206710 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206710 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000206710 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206710 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000206710 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000206710 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000206710 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206710 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000206710 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206710 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000235563 [Member] | Shift4 Payments Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235563 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000235563 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235563 [Member] | Planet Fitness Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235563 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235563 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235563 [Member] | Universal Technical Institute Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235563 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000235563 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235563 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235563 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000235563 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000235563 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000235563 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235563 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000235563 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000235563 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000235563 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000235563 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000235563 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000235563 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000235565 [Member] | First source corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | Alamo Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000235565 [Member] | AZZ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000235565 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000235565 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000235565 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000235565 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | Aris Water Solutions Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235565 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235565 [Member] | Valmont Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000235565 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000235565 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000235565 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000235565 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000235565 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000235565 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235565 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000235565 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000235565 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235565 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000235565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235565 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000235565 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)